Notes and Convertible Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 1,182,349	$ 948,679	$ 663,119
Less: unamortized discounts	(210,734)	(109,027)	(27,414)
Notes payable, total	971,615	839,652	635,705
Less: long term portion	(450,000)	(450,000)	(508,610)
Notes payable, current portion	521,615	389,652	127,095
SBA Disaster Relief Loans [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	450,000	450,000	450,000
Leaf Capital Note Payable, August 2024 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	46,594	74,550	177,055
1800 Diagonal Note Payable VIII, July 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	44,015	176,061
1800 Diagonal Note Payable IX, October 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	68,908	110,252
Vanquish Note Payable I, November 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	137,816	137,816
Jacobs Note Payable, January 2026 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	25,000
Evergreen Note Payable, January 2026 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	240,000
Vanquish Note Payable II, January 2026 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 170,016